UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21775
                                                     ---------

                   Oppenheimer International Diversified Fund
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET CLASS ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                  Global Equity Funds           90.7%
                  Fixed Income Fund              9.0
                  Money Market Fund              0.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                 9 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first offered on 9/27/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 9/27/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/27/05. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 10 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 11 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                       BEGINNING   ENDING      EXPENSES
                       ACCOUNT     ACCOUNT     PAID DURING
                       VALUE       VALUE       6 MONTHS ENDED
                       5/1/07      10/31/07    OCTOBER 31, 2007
--------------------------------------------------------------------------------
Class A Actual         $1,000.00   $1,133.90   $1.88
--------------------------------------------------------------------------------
Class A Hypothetical    1,000.00    1,023.44    1.79
--------------------------------------------------------------------------------
Class B Actual          1,000.00    1,129.10    6.46
--------------------------------------------------------------------------------
Class B Hypothetical    1,000.00    1,019.16    6.13
--------------------------------------------------------------------------------
Class C Actual          1,000.00    1,129.80    5.92
--------------------------------------------------------------------------------
Class C Hypothetical    1,000.00    1,019.66    5.62
--------------------------------------------------------------------------------
Class N Actual          1,000.00    1,132.10    3.55
--------------------------------------------------------------------------------
Class N Hypothetical    1,000.00    1,021.88    3.37
--------------------------------------------------------------------------------
Class Y Actual          1,000.00    1,136.20    0.16
--------------------------------------------------------------------------------
Class Y Hypothetical    1,000.00    1,025.05    0.15

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding all underlying fund expenses, based on the 6-month period ended October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.35%
-----------------------------
Class B             1.20
-----------------------------
Class C             1.10
-----------------------------
Class N             0.66
-----------------------------
Class Y             0.03

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                 12 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS  October 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                  SHARES              VALUE
--------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.6% 1
--------------------------------------------------------------------------------------------
FIXED INCOME FUND--9.0%
Oppenheimer International Bond Fund, Cl. Y                    26,605,788    $   174,800,033
--------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--90.3%
Oppenheimer Developing Markets Fund, Cl. Y                     3,852,076        226,386,535
--------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                  18,635,963        633,995,470
--------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y            8,640,788        327,831,494
--------------------------------------------------------------------------------------------
Oppenheimer International Value Fund, Cl. Y                      501,863         10,473,873
--------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A       23,166,198        565,023,560
                                                                            ----------------
                                                                              1,763,710,932
--------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 2    5,013,514          5,013,514

--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,596,647,496)                   99.6%     1,943,524,479
--------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                      0.4          8,484,240
                                                              ------------------------------
NET ASSETS                                                         100.0%   $ 1,952,008,719
                                                              ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES          GROSS          GROSS             SHARES
                                             APRIL 30, 2007      ADDITIONS     REDUCTIONS   OCTOBER 31, 2007
-------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets
Fund, Cl. Y                                       3,974,441      1,340,750      1,463,115          3,852,076
Oppenheimer Institutional Money Market
Fund, Cl. E                                       5,849,559    126,704,541    127,540,586          5,013,514
Oppenheimer International Bond Fund, Cl. Y       17,188,277      9,565,189        147,678         26,605,788
Oppenheimer International Growth
Fund, Cl. Y                                      11,815,445      6,918,159         97,641         18,635,963
Oppenheimer International Small Company
Fund, Cl. Y                                       6,108,521      2,576,165         43,898          8,640,788
Oppenheimer International Value Fund, Cl. Y              --        516,473         14,610            501,863
Oppenheimer Quest International Value
Fund, Inc., Cl. A                                14,658,968      8,623,002        115,772         23,166,198


                 13 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                                                  DIVIDEND         REALIZED
                                                                    VALUE           INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl.Y                  $  226,386,535   $           --   $    5,965,108
Oppenheimer Institutional Money Market Fund, Cl. E              5,013,514          118,668               --
Oppenheimer International Bond Fund, Cl.Y                     174,800,033        3,096,305          (14,829)
Oppenheimer International Growth Fund, Cl.Y                   633,995,470        1,058,831         (187,188)
Oppenheimer International Small Company Fund, Cl.Y            327,831,494               --         (207,758)
Oppenheimer International Value Fund, Cl.Y                     10,473,873               --               --
Oppenheimer Quest International Value Fund, Inc., Cl. A       565,023,560          452,383         (199,649)
                                                           -------------------------------------------------
                                                           $1,943,524,479   $    4,726,187   $    5,355,684
                                                           =================================================

2. Rate shown is the 7-day yield as of October 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2007
-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $1,596,647,496)                           $ 1,943,524,479
-------------------------------------------------------------------------------------
Cash                                                                       1,014,082
-------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                        17,420,322
Dividends                                                                    631,654
Other                                                                         11,665
                                                                     ----------------
Total assets                                                           1,962,602,202

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                      6,636,747
Shares of beneficial interest redeemed                                     3,214,244
Distribution and service plan fees                                           378,999
Transfer and shareholder servicing agent fees                                225,018
Shareholder communications                                                    55,666
Trustees' compensation                                                        51,839
Other                                                                         30,970
                                                                     ----------------
Total liabilities                                                         10,593,483

-------------------------------------------------------------------------------------
NET ASSETS                                                           $ 1,952,008,719
                                                                     ================

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Par value of shares of beneficial interest                           $       125,811
-------------------------------------------------------------------------------------
Additional paid-in capital                                             1,589,141,972
-------------------------------------------------------------------------------------
Accumulated net investment loss                                             (185,377)
-------------------------------------------------------------------------------------
Accumulated net realized gain on investments                              16,049,330
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                               346,876,983
                                                                     ----------------
NET ASSETS                                                           $ 1,952,008,719
                                                                     ================


                 15 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,165,031,638
and 74,772,828 shares of beneficial interest outstanding)                                         $15.58
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $16.53
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $178,824,839 and 11,620,757 shares
of beneficial interest outstanding)                                                               $15.39
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $529,278,785 and 34,344,793 shares
of beneficial interest outstanding)                                                               $15.41
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $60,077,437 and 3,873,864 shares
of beneficial interest outstanding)                                                               $15.51
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $18,796,020 and 1,198,822 shares of beneficial interest outstanding)                           $15.68

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 16 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                               $   4,726,187
--------------------------------------------------------------------------------
Interest                                                                 41,731
--------------------------------------------------------------------------------
Other income                                                              5,051
                                                                  --------------
Total investment income                                               4,772,969

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,137,324
Class B                                                                 734,385
Class C                                                               2,071,497
Class N                                                                 117,026
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 646,638
Class B                                                                 171,965
Class C                                                                 295,211
Class N                                                                  46,229
Class Y                                                                   3,998
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  27,606
Class B                                                                  10,432
Class C                                                                  11,125
Class N                                                                   1,461
Class Y                                                                       8
--------------------------------------------------------------------------------
Trustees' compensation                                                   24,958
--------------------------------------------------------------------------------
Custodian fees and expenses                                               3,403
--------------------------------------------------------------------------------
Other                                                                    47,579
                                                                  --------------
Total expenses                                                        5,350,845
Less reduction to custodian expenses                                       (290)
Less waivers and reimbursements of expenses                            (428,056)
                                                                  --------------
Net expenses                                                          4,922,499

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (149,530)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments from affiliated companies            5,355,684
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                196,371,964

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 201,578,118
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 17 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS               YEAR
                                                                                       ENDED              ENDED
                                                                               OCT. 31, 2007          APRIL 30,
                                                                                 (UNAUDITED)               2007
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 $      (149,530)   $    15,354,618
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  5,355,684         12,138,810
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            196,371,964        129,981,994
                                                                             -----------------------------------
Net increase in net assets resulting from operations                             201,578,118        157,475,422

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   --        (10,171,822)
Class B                                                                                   --         (1,414,813)
Class C                                                                                   --         (3,882,167)
Class N                                                                                   --           (439,944)
Class Y                                                                                   --            (56,588)
                                                                             -----------------------------------
                                                                                          --        (15,965,334)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                   --           (485,809)
Class B                                                                                   --            (85,742)
Class C                                                                                   --           (225,452)
Class N                                                                                   --            (21,938)
Class Y                                                                                   --             (2,454)
                                                                             -----------------------------------
                                                                                          --           (821,395)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          348,479,114        428,919,290
Class B                                                                           41,228,609         70,777,058
Class C                                                                          147,575,806        204,970,855
Class N                                                                           18,377,359         25,290,376
Class Y                                                                           12,426,208          3,021,568
                                                                             -----------------------------------
                                                                                 568,087,096        732,979,147

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                   769,665,214        873,667,840
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,182,343,505        308,675,665
                                                                             -----------------------------------

End of period (including accumulated net investment loss of $185,377
and $35,847, respectively)                                                   $ 1,952,008,719    $ 1,182,343,505
                                                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 18 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         OCT. 31, 2007     YEAR ENDED APRIL 30,
CLASS A                                                    (UNAUDITED)         2007       2006 1
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     13.74    $   11.81    $   10.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .02          .32          .14
Net realized and unrealized gain                                  1.82         1.90         1.91
                                                           ----------------------------------------
Total from investment operations                                  1.84         2.22         2.05
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --         (.28)        (.24)
Distributions from net realized gain                                --         (.01)          --
                                                           ----------------------------------------
Total dividends and/or distributions to shareholders                --         (.29)        (.24)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     15.58    $   13.74    $   11.81
                                                           ========================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               13.39%       19.05%       20.81%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 1,165,032    $ 695,478    $ 182,910
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   905,195    $ 397,871    $  56,852
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             0.27%        2.60%        2.10%
Total expenses 5                                                  0.41%        0.43%        0.53%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.35%        0.35%        0.46%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              5%           1%           0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended October 31, 2007           1.20%
      Year Ended April 30, 2007                   1.17%
      Period Ended April 30, 2006                 1.43%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 19 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                                ENDED
                                                        OCT. 31, 2007     YEAR ENDED APRIL 30,
CLASS B                                                   (UNAUDITED)         2007      2006 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   13.63    $   11.76   $   10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                   (.04)         .21         .09
Net realized and unrealized gain                                 1.80         1.89        1.90
                                                            -------------------------------------
Total from investment operations                                 1.76         2.10        1.99
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               --         (.22)       (.23)
Distributions from net realized gain                               --         (.01)         --
                                                            -------------------------------------
Total dividends and/or distributions to shareholders               --         (.23)       (.23)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   15.39    $   13.63   $   11.76
                                                            =====================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                              12.91%       18.06%      20.20%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                    $ 178,825    $ 118,894   $  33,843
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $ 146,007    $  69,567   $  10,159
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                    (0.58)%       1.74%       1.34%
Total expenses 5                                                 1.26%        1.30%       1.42%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian expenses               1.20%        1.22%       1.35%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             5%           1%          0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended October 31, 2007           2.05%
      Year Ended April 30, 2007                   2.04%
      Period Ended April 30, 2006                 2.32%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 20 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                                            SIX MONTHS
                                                                 ENDED
                                                         OCT. 31, 2007    YEAR ENDED APRIL 30,
CLASS C                                                    (UNAUDITED)         2007     2006 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   13.64    $   11.77   $  10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                    (.03)         .22        .04
Net realized and unrealized gain                                  1.80         1.89       1.96
                                                             ------------------------------------
Total from investment operations                                  1.77         2.11       2.00
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --         (.23)      (.23)
Distributions from net realized gain                                --         (.01)        --
                                                             ------------------------------------
Total dividends and/or distributions to shareholders                --         (.24)      (.23)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   15.41    $   13.64   $  11.77
                                                             ====================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               12.98%       18.14%     20.31%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $ 529,279    $ 327,749   $ 84,529
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $ 412,018    $ 184,470   $ 24,928
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                     (0.48)%       1.81%      0.67%
Total expenses 5                                                  1.15%        1.19%      1.28%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               1.10%        1.12%      1.21%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              5%           1%         0% 6

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended October 31, 2007           1.94%
      Year Ended April 30, 2007                   1.93%
      Period Ended April 30, 2006                 2.18%

6. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                            SIX MONTHS
                                                                 ENDED
                                                         OCT. 31, 2007    YEAR ENDED APRIL 30,
CLASS N                                                    (UNAUDITED)         2007     2006 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.70    $   11.80   $  10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                             -- 3        .29        .10
Net realized and unrealized gain                                  1.81         1.89       1.93
                                                              -----------------------------------
Total from investment operations                                  1.81         2.18       2.03
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --         (.27)      (.23)
Distributions from net realized gain                                --         (.01)        --
                                                              -----------------------------------
Total dividends and/or distributions to shareholders                --         (.28)      (.23)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  15.51    $   13.70   $  11.80
                                                              ===================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                               13.21%       18.70%     20.66%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 60,077    $  35,342   $  5,989
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 46,566    $  17,382   $  1,477
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                                     (0.03)%       2.32%      1.61%
Total expenses 6                                                  0.71%        0.74%      0.79%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.66%        0.67%      0.72%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              5%          1%          0% 7

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended October 31, 2007           1.50%
      Year Ended April 30, 2007                   1.48%
      Period Ended April 30, 2006                 1.69%

7. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 22 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

                                                            SIX MONTHS
                                                                 ENDED
                                                         OCT. 31, 2007     YEAR ENDED APRIL 30,
CLASS Y                                                    (UNAUDITED)        2007       2006 1
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.80    $  11.84     $  10.00
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                            .05         .32          .09
Net realized and unrealized gain                                  1.83        1.96         1.99
                                                              ------------------------------------
Total from investment operations                                  1.88        2.28         2.08
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --        (.31)        (.24)
Distributions from net realized gain                                --        (.01)          --
                                                              ------------------------------------
Total dividends and/or distributions to shareholders                --        (.32)        (.24)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                $  15.68    $  13.80     $  11.84
                                                              ====================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               13.62%      19.51%       21.16%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $ 18,796    $  4,881     $  1,405
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $ 11,001    $  2,254     $    469
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                             0.62%       2.62%        1.41%
Total expenses 5                                                  0.08%       0.02%        0.08%
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses                               0.03%     (0.05)% 6      0.01%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              5%          1%           0% 7

1. For the period from September 27, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

      Six Months Ended October 31, 2007           0.87%
      Year Ended April 30, 2007                   0.76%
      Period Ended April 30, 2006                 0.98%

6. The amount of indirect expenses reimbursed for the class, including certain management fees and all distribution related service plan fees incurred indirectly, exceed the amount of direct expenses it incurred.

7. Less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Diversified Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to achieve high total return through both capital appreciation and income. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target-weighted allocation in Class A or Class Y shares of other Oppenheimer funds. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                 24 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended April 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution


                 25 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

method with respect to their benefits under the Plan. During the six months ended October 31, 2007, the Fund's projected benefit obligations were increased by $13,641 and payments of $5,906 were made to retired trustees, resulting in an accumulated liability of $36,384 as of October 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection


                 26 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                SIX MONTHS ENDED OCTOBER 31, 2007      YEAR ENDED APRIL 30, 2007
                                          SHARES           AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                                  29,810,018    $ 428,834,641    40,127,094    $ 488,828,300
Dividends and/or
distributions reinvested                      --               --       720,026        9,137,132
Redeemed                              (5,660,448)     (80,355,527)   (5,717,795)     (69,046,142)
                                      -----------------------------------------------------------
Net increase                          24,149,570    $ 348,479,114    35,129,325    $ 428,919,290
                                      ===========================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                                   4,036,883    $  57,390,560     6,865,011    $  83,059,738
Dividends and/or
distributions reinvested                      --               --       105,828        1,335,549
Redeemed                              (1,141,224)     (16,161,951)   (1,123,782)     (13,618,229)
                                      -----------------------------------------------------------
Net increase                           2,895,659    $  41,228,609     5,847,057    $  70,777,058
                                      ===========================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                                  12,220,411    $ 174,330,579    18,242,998    $ 221,816,907
Dividends and/or
distributions reinvested                      --               --       264,108        3,335,678
Redeemed                              (1,904,791)     (26,754,773)   (1,662,319)     (20,181,730)
                                      -----------------------------------------------------------
Net increase                          10,315,620    $ 147,575,806    16,844,787    $ 204,970,855
                                      ===========================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                                   1,685,832    $  24,005,058     2,373,233    $  28,971,297
Dividends and/or
distributions reinvested                      --               --        33,340          422,418
Redeemed                                (392,563)      (5,627,699)     (333,707)      (4,103,339)
                                      -----------------------------------------------------------
Net increase                           1,293,269    $  18,377,359     2,072,866    $  25,290,376
                                      ===========================================================


                 27 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                SIX MONTHS ENDED OCTOBER 31, 2007      YEAR ENDED APRIL 30, 2007
                                          SHARES           AMOUNT        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     964,421    $  14,041,518       272,301    $   3,467,364
Dividends and/or
distributions reinvested                      --               --         4,632           59,010
Redeemed                                (119,208)      (1,615,310)      (42,036)        (504,806)
                                      -----------------------------------------------------------
Net increase                             845,213    $  12,426,208       234,897    $   3,021,568
                                      ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2007, were as follows:

                                    PURCHASES          SALES
------------------------------------------------------------
Investment securities            $645,644,182    $79,528,284

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the six months ended October 31, 2007 were 0.80%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2007, the Fund paid $1,075,960 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to


                 28 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $2,653,796, $3,176,638 and $358,686, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
October 31, 2007      $1,189,015         $10,170         $90,037         $42,777          $2,641

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.75%, 2.50%, 2.50% and 2.00%, for Class A, Class B, Class C and Class N, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      The Manager will waive fees and/or reimburse Fund expenses in amounts equal to the indirect management fees incurred through the Fund's investment in IMMF as well as indirect distribution related service plan fees incurred through the Fund's investments in other Oppenheimer funds. During the six months ended October 31, 2007, the Manager waived $2,230 for IMMF management fees and $425,826 for distribution related service plan fees.


                 29 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 30 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 31 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's Asset Allocation Team, who provide research, analysis and other advisory services in regard to the Fund's investments; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                 32 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George R. Evans, the portfolio manager of the Fund, and the experience of the portfolio managers and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international multi-cap core funds advised by other investment advisers. The Board noted that the Fund's one-year and since inception performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board noted that the Fund does not pay a direct management fee but that the Fund indirectly bears its share of the management fees of the Underlying Funds. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international multi-cap core funds, global multi-cap core funds, global small-/mid-cap core funds and global multi-cap growth funds and other funds of funds with comparable asset levels and distribution features. The Board noted that the Manager does not charge any investment advisory fee at the Fund level and has agreed to voluntarily limit certain direct (Fund level) and indirect (Underlying Fund level) fees and expenses so that, as a


                 33 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

percentage of average daily net assets, the Fund's total annual operating expenses will not exceed the following rates: 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 2.00% for Class N shares. The Board noted that the Fund's total expenses were at its peer group median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                 34 | OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND

ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)      (1) Not applicable to semiannual reports.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007